Shareholders' Deficit - Additional Information (Detail) - USD ($)				3 Months Ended	12 Months Ended
	Feb. 19, 2022	Dec. 13, 2021	Nov. 05, 2021	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Shareholders Deficit [Line Items]
Preferred Stock, Shares Authorized				1,000,000	1,000,000		1,000,000
Preferred Stock, Par or Stated Value Per Share				$ 0.0001	$ 0.0001		$ 0.0001
Preferred Stock, Shares Issued				0	0		0	0
Preferred Stock, Shares Outstanding				0	0		0	0
Temporary Equity, Shares Outstanding				75,000,000	75,000,000		75,000,000
Founder Shares [Member]
Shareholders Deficit [Line Items]
Stock Conversion Basis				one vote	one vote
Stockholders' Equity Note, Stock Split		one and one-quarter
Founder Shares [Member] | Sponsor [Member]
Shareholders Deficit [Line Items]
Common Stock, Shares, Outstanding	18,750,000
Common Class A [Member]
Shareholders Deficit [Line Items]
Common Stock, Shares Authorized				400,000,000	400,000,000		400,000,000
Common Stock, Par or Stated Value Per Share				$ 0.0001	$ 0.0001		$ 0.0001
Stock Conversion Basis				one vote	one vote
Temporary Equity, Shares Outstanding				75,000,000	75,000,000		75,000,000
Temporary Equity, Shares Issued				75,000,000	75,000,000	75,000,000	75,000,000
Percentage of ownership held by initial shareholders	20.00%
Common Stock, Shares, Issued				0	0		0	0
Common Stock, Shares, Outstanding				0	0		0	0
Common Class B [Member]
Shareholders Deficit [Line Items]
Common Stock, Shares Authorized				80,000,000	80,000,000		80,000,000
Common Stock, Par or Stated Value Per Share				$ 0.0001	$ 0.0001		$ 0.0001
Percentage of ownership held by initial shareholders		20.00%
Shares Issued, Shares, Share-based Payment Arrangement, Forfeited	2,812,500	2,812,500	2,812,500
Common Stock, Shares, Issued		4,312,500	17,250,000	18,750,000	18,750,000		18,750,000
Common Stock, Shares, Outstanding	18,750,000		17,250,000	18,750,000	18,750,000		18,750,000
Offering and formation cost			$ 25,000
Common Class B [Member] | Founder Shares [Member]
Shareholders Deficit [Line Items]
Common Stock, Shares Authorized				80,000,000	80,000,000
Common Stock, Par or Stated Value Per Share				$ 0.0001	$ 0.0001
Shares Issued, Shares, Share-based Payment Arrangement, Forfeited		21,562,500
Common Stock, Shares, Outstanding		21,562,500